Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Minimum lease commitments payable for noncancelable leases
2014	$ 1,301,497
2015	596,498
2016	236,918
2017	23,660
2018	5,360
Total	2,163,933
Rental expense	792,553	19,560
Workers compensation liability	$ 1,100,000